Cover	Sep. 22, 2026
Document Information Line Items
Entity Registrant Name	Lakeshore Acquisition III Corp.
Entity Central Index Key	0002049248
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 22, 2026
Entity Ex Transition Period	false
Entity File Number	001-42623
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	667 Madison Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10065
City Area Code	917
Local Phone Number	327-9933
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one ordinary share and one right to receive one-sixth of one ordinary share
Trading Symbol	LCCCU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Ordinary shares
Trading Symbol	LCCC
Security Exchange Name	NASDAQ
Right [Member]
Document Information Line Items
Security 12b Title	Rights
Trading Symbol	LCCCR
Security Exchange Name	NASDAQ